Accrued liabilities and other payables - Schedule of Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payroll and social charges	$ 16,063	$ 12,063
R&D costs	20,320	15,333
GTN sales adjustments (1)	1,386	0
Other (2)	12,728	2,979
Total current accrued expenses and other current liabilities	$ 50,497	$ 30,375